Cover	Nov. 07, 2022
Cover [Abstract]
Entity Registrant Name	INNOVATION1 BIOTECH INC.
Entity Central Index Key	0001629205
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 07, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-2275255
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55852
Entity Address Address Line 1	40 Wall Street
Entity Address Address Line 2	Suite 2701
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10005
City Area Code	646
Local Phone Number	380-1923